Performance Management - Slow Capital Growth Fund	Mar. 01, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows the Fund’s investment results for the year ended December 31, 2025. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the Fund’s investment results for the year ended December 31, 2025. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Return (year ended December 31st)
Bar Chart [Table]

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter 2025, 18.79% Worst Quarter: 1st Quarter 2025, (12.96)%
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.79%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.96%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns for periods ending December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
	One Year	Since Inception (December 6, 2024)
The Fund
Before Taxes	11.21%	7.56%
After Taxes on Distributions	11.21%	7.56%
After Taxes on Distributions and Sale of Fund Shares	6.64%	5.77%
Morningstar US Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	17.80%	12.64%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained from the Fund’s website at www.slowcapitalfunds.com, or by calling 833-377-2715.

Performance Availability Website Address [Text]	www.slowcapitalfunds.com
Performance Availability Phone [Text]	833-377-2715